Exhibit 99.1 Sch. 4

LOANID	SRVLOANID	AMC ID	Field	Tape data	Audited Data	AMC Comments
		203221802	FPDATE	11/XX/2002	11/XX/2002	per the Note
		204779161	APPVAL	$XX	$XX	per 1004/70
		204779161	LTV	90%	85.500%	AMC used value from 1004
		204779161	CLTV	90%	85.500%	AMC used value from 1004
		207676886	STADDRESS	XX	XX	per the Note
		207959854	PROPTYPE	single family detached	PUD	per appraisal and SI
		208504794	FPDATE	5/XX/2004	5/XX/2004	Per the Note
		207959831	FPDATE	7/XX/2003	7/XX/2003	per the Note
		206849585	FPDATE	12/XX/2004	12/XX/2004	Per the Note
		206849585	ORIGPANDI	$XX	$XX	Per the Note
		208504952	ORIGDATE	9/XX/2003	8/XX/2003	Per the Note